INTANGIBLE ASSETS, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9. INTANGIBLE ASSETS, NET

At June 30, 2023 and December 31, 2022, intangible assets consist of the following:

June 30, 2023	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,569,000	(876,036)	$1,692,964
Customer relationships	4-6 years	2,669,000	(1,182,139)	1,486,861
Non-compete	4-5 years	1,602,000	(443,267)	1,158,733
Intangible assets, net		$6,840,000	$(2,501,442)	$4,338,558

December 31, 2022	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,569,000	(725,724)	$1,843,276
Customer relationships	4-6 years	2,669,000	(1,033,306)	1,635,694
Non-compete	4-5 years	1,602,000	(300,467)	1,301,533
Intangible assets, net		$6,840,000	$(2,059,496)	$4,780,504

Intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization expense was approximately $221,000 and $156,000 for the three months ended June 30, 2023 and 2022, and approximately $442,000 and $290,000 for the six months ended June 30, 2023 and 2022, respectively. Amortization expense was included in operating expenses on the condensed combined carve-out statements of operations.

Future annual estimated amortization expense is as follows:

For the six months ending June 30,
2023 (remaining six months)	$441,946
2024	883,891
2025	878,391
2026	801,355
2027	655,667
Thereafter	677,308
Total	$4,338,558

Note 9. INTANGIBLE ASSETS, NET

At December 31, 2022 and 2021, intangible assets consist of the following:

December 31, 2022	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$2,569,000	(725,724)	$1,843,276
Customer relationships	4-6 years	2,669,000	(1,033,306)	1,635,694
Non-compete	4-5 years	1,602,000	(300,467)	1,301,533
Intangible assets, net		$6,840,000	$(2,059,496)	$4,780,504

December 31, 2021	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	8-10 years	$923,000	(536,661)	$386,339
Customer relationships	4-5 years	883,000	(685,823)	197,177
Non-compete	4 -5 years	238,000	(133,646)	104,354
Website	4 years	10,000	(208)	9,792
Intangible assets, net		$2,054,000	$(1,356,338)	$697,662

Future annual estimated amortization expense is as follows:

For the years ending December 31,
2023	$883,891
2024	883,891
2025	878,391
2026	801,355
2027	662,550
Thereafter	670,426
Total	$4,780,504

Intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization expense was approximately $723,000 and $351,000 for the years ended December 31, 2022 and 2021, respectively.